Financial Instruments - Not Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Deferred finance costs, net	$ 9,800	$ 6,300
Fair Value
Financial Instruments
Cash and cash equivalents	453,384	271,809
Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	481,780	147,750
Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	259,834	241,969
Non-recurring basis | (Level I)
Financial Instruments
Cash and cash equivalents	453,384	271,809
Non-recurring basis | (Level I) | Unsecured long-term debt
Financial Instruments
Long-term debt	259,834	241,969
Non-recurring basis | (Level II) | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	481,780	147,750
Non-recurring basis | Fair Value
Financial Instruments
Cash and cash equivalents	453,384	271,809
Non-recurring basis | Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	481,780	147,750
Non-recurring basis | Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	$ 259,834	$ 241,969